Inventories (Details Narrative) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory net of reserves	$ 0.4	$ 0.4
FG Group Holdings Inc [Member]
Inventory net of reserves		0.4	$ 0.5
Strong Global Entertainment Inc [Member]
Inventory, net of reserves	$ 0.4	$ 0.4	$ 0.5